Financial instruments, Sensitivity Analysis (Details) $ in Thousands	18 Months Ended
Oct. 31, 2018 USD ($)
LIBOR [Member]
Sensitivity Analysis [Abstract]
Borrowings interest rate percentage	1.00%
Currency Risk [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	$ 512,600
Currency Risk [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	137,200
Currency Risk [Member] | JPY [Member]
Sensitivity Analysis [Abstract]
Currency exposures	69,600
Currency Risk [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	36,700
Currency Risk [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	26,100
+-5% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	25,600
+-5% [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	6,800
+-5% [Member] | JPY [Member]
Sensitivity Analysis [Abstract]
Currency exposures	3,500
+-5% [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	1,800
+-5% [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	1,300
+-10% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	51,200
+-10% [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	13,700
+-10% [Member] | JPY [Member]
Sensitivity Analysis [Abstract]
Currency exposures	6,900
+-10% [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	3,700
+-10% [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	2,600
+-1% Interest [member]
Sensitivity Analysis [Abstract]
Interest rate exposures	$ 47,750